UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549



                             FORM 13F COVER PAGE



            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2009



                          Check here if Amendment [ ]

                        This Amendment No.  (check only one)

                             [ ] is a restatement

                         [ ] adds new holdings entries



Institutional Investment Manager Filing this Report:



Name:	              Wynnefield Capital Management LLC

Address:              450 Seventh Avenue, Suite 509, New York, New York  10123

Form 13F File Number: 28-7006



===============================================================================


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.





Person Signing this Report on Behalf of Reporting Manager:



Name:  Stephen J. Nelson

Title: Attorney-In-Fact for Joshua H. Landes, Managing Member

       of Wynnefield Capital Management LLC

Phone: (914) 220-1910 for Stephen J. Nelson

       or (212) 760-0814 for Joshua H. Landes





Signature, Place, and Date of Signing:



Wynnefield Capital Management LLC

  By: Mr. Joshua H. Landes, Member

      By: /s/ Stephen J. Nelson

	  Stephen J. Nelson

	  White Plains, New York

	  February 12, 2010




Report Type (Check only one):



[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,

	and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings for

	this reporting manager are reported in this report and a portion are

	reported by other reporting manager(s).)







                           FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Managers: 0

Form 13F Information Table Entry Total: 30

Form 13F Information Table Value Total: 203,353,000



List of Other Included Managers:



No.	Name					Form 13F File Number





-------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  ------------------------
                         TITLE OF               VALUE    SHARES OR  SH/   PUT/  INVSTMT     OTHER          VOTING AUTHORITY

    NAME OF ISSUER        CLASS       CUSIP    (x1000)    PRN AMT   PRN   CALL  DSCRTN     MANAGERS      SOLE    SHARED  NONE
-----------------------  --------  ----------  --------  ---------  ----  ----  -------   -----------  --------  ------  ------
ACME COMMUNICATION INC.  COM       004631107   1827      3654653    SH          OTHER                            3654653
ALLIED DEFENSE GRP INC.  COM       019118108   2801      587205     SH          OTHER                            587205
BREEZE EASTERN CORP.     COM       106764103   12379     2063123    SH          OTHER                            2063123
CAGLES INC.              CL A      127703106   881       244807     SH          OTHER                            244807
CORE MARK HLDNGS CO INC. COM       218681104   23097     700752     SH          OTHER                            700752
CORNELL COMPANIES INC.   COM       219141108   45357     1998109    SH          OTHER                            1998109
CROWN CRAFTS INC.        COM       228309100   3986      1559963    SH          OTHER                            1559963
EASYLINK SERVICES        CL A      277858106   4392      2553726    SH          OTHER                            2553726
INT'L CORP.
EURAND NV                COM       N31010106   7398      573517     SH          OTHER                            573517
FIRST AVIATION SERV.     COM       31865W108   1738      2316966    SH          OTHER                            2316966
HECKMANN CORP.           COM       422680108   664       133000     SH          OTHER     	                 133000
KID BRANDS INC.          COM       49375T100   2531      577800     SH          OTHER                            577800
LANDEC CORP.             COM       514766104   6507      1042718    SH          OTHER                            1042718
MOTORCAR PARTS AMERICA   COM       620071100   2149      423077     SH          OTHER                            423077
INC.
MVC CAPITAL INC.         COM       553829102   24685     2091912    SH          OTHER                            2091912
NATURES SUNSHINE PRODS.  COM       639027101   10219     1196642    SH          OTHER                            1196642
INC.
NEVADA GOLD &            COM       64126Q206   1169      1260002    SH          OTHER                            1260002
CASINOS INC
NOBEL LEARNING           COM       654889104   6791      905430     SH          OTHER                            905430
COMMUNITIES INC.
OMEGA PROTEIN CORP.      COM       68210P107   1177      270000     SH          OTHER                            270000
PET DRX CORP.            COM       715813101   746       2666345    SH          OTHER                            2666345
PHYS. FORM. HOLD. INC.   COM       719427106   1099      399700     SH          OTHER                            399700
PRINCETON REVIEW INC.	 COM       742352107   3654      900000     SH          OTHER                            900000
PROSHARES ULTRA GOLD     ULTRA     74347W601   10053     225000     SH          OTHER                            225000
                         GOLD
PROSPECT MEDICAL         COM       743494106   7992      1880424    SH          OTHER                            1880424
HOLDINGS INC.
RAND LOGISTICS INC.      COM       752182105   325       101500     SH          OTHER                            101500
SUMMER INFANT, INC.      COM       865646103   10987     2446906    SH          OTHER                            2446906
TEAMSTAFF INC.           COM       87815U303   952       1189019    SH          OTHER                            1189019
                         PAR
                         $.001
WESTMORELAND COAL CO.    COM       960878106   1385      155497     SH          OTHER                            155497
WHITE ELECTRONIC         COM       963801105   5428      1162416    SH          OTHER                            1162416
DESIGNS CORP.
WHX CORP.	         COM       929248607   984       410000     SH          OTHER                            410000









==============================================================================



                               POWER OF ATTORNEY





The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary

Anne Mayo, Beth N. Lowson and Joseph D. Zargari, each of The Nelson Law Firm,

LLC, White Plains Plaza, One North Broadway, Suite 712, White Plains, NY

10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially,  pursuant to Sections 13(d),  13(g) and 16 of the Securities

Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder.  The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.



This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.



IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 12th day of February, 2007.



						By: /s/ Joshua H. Landes

						    Joshua H. Landes